In-process research and development asset (Details) $ in Thousands, $ in Thousands				12 Months Ended
	May 25, 2020 shares	Mar. 25, 2020 CAD ($) shares	Mar. 25, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
In-process research and development asset
Aggregate fair value of shares				$ 47,749
Carrying value				$ 50,100	$ 1,816	$ 1,730
Treasury shares
In-process research and development asset
Number of common shares issued from treasury | shares	4,770,000
In-process research and development asset | adMare
In-process research and development asset
Cash consideration		$ 500	$ 352
Total consideration paid			48,284
Transaction cost in relation to acquistion			183
Transaction cost in relation to share issuance			$ 301
In process research and development assets and intellectual property assets | adMare | Treasury shares
In-process research and development asset
Number of common shares issued from treasury | shares		4,770,000	4,770,000
Aggregate fair value of shares			$ 47,749